SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY (DEFICIT)

Ordinary shares:

The ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

Shares developments:

a.
On July 6, 2020, the Company’s shareholders approved a 1-for-3 reverse share split of shares of the Company’s ordinary shares and convertible preferred shares effected on July 6, 2020. All issued and outstanding ordinary shares and convertible preferred shares and related per share amounts reflected in the financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. See also Note 1c.

b.
In August 2020, the Company entered into an IR/PR service agreement (the "Service Agreement") with Crescendo Communications, LLC ("Crescendo"), for a period of two years, commencing immediately after the IPO closing date, and in consideration for 152,110 restricted Company's ordinary shares (the "Consideration"), reflecting 3.75%  of the Company's' share capital fully diluted Pre-IPO. On August 23, 2020, the Company's Board of Directors approved the Service Agreement with Crescendo and the grant of the abovesaid ordinary shares.

The Company recognized $137 during the year ended December 31, 2020 as share-based compensation expense related with the consideration.

As of December 31, 2020, the foregoing shares have not been issued.

c.
Concurrent with the closing of the IPO, on September 3, 2020, all of the Company’s convertible notes issued from 2014 through 2018 (inclusive of accrued interest) were converted into 2,415,022 ordinary shares, and all the of the 2019 Convertible Notes (inclusive of the 10% increase of the August 2019 convertible notes principal amount (refer to note 10d) and inclusive of accrued interest on all outstanding notes) were converted into 312,170 IPO units, each consisting of one ordinary share and one warrant, exercisable immediately, at an exercise price of $8.80 and with an expiry date of 5 years of the IPO closing date (refer to note 1(d)).

Additionally, on the IPO closing date, the amount and exercise price of the 2019 Convertible Notes related warrants were fixed at 297,589 warrants, each exercisable, at an exercise price of $6.72, into a single unit (refer to Note 1(d)), consisting of one ordinary share and one warrant, exercisable through September 3, 2025, at an exercise price of $8.80.
With the amount and exercise price of the August and December 2019 warrants units being fixed, the respective derivative warrant liability, as of the IPO closing date, was classified in equity (refer to note 5).

Furthermore, on the IPO closing date, all of the Company’s outstanding convertible preferred shares were converted into 2,954,267 ordinary shares.

As part of the IPO, the Company granted the IPO underwriters an over-allotment option , exercisable not later than 45 days after the IPO closing date, to purchase up to 375,000 additional ordinary shares and/or warrants to purchase up to 375,000 ordinary shares at the public offering price per share or warrant ($7.99 and $0.01, respectively), less the underwriting discounts and commissions.

On October 5, 2020 the underwriters exercised their over-allotment option and were issued warrants to purchase 375,000 ordinary shares in return for net amount of $3. The warrants are exercisable through September 3, 2025, at an exercise price of $8.80. As of December 31, 2020, the option to purchase up to 375,000 additional ordinary shares expired.

In addition, on the IPO closing date, the Company granted to the underwriters of the IPO warrants to purchase 125,000 ordinary shares, which equals five percent (5%) of the total number of units sold in the IPO, excluding the over-allotment option, at an exercise price $10.00 per share. The warrants (the “Underwriters’ Warrants”) contain a cashless exercise feature. The Underwriters’ Warrants are exercisable for ordinary shares on a cash or cashless basis at an exercise price of $10.00 per ordinary share which price reflects 125% of the public offering price of the units issued in the offering. The Underwriters’ Warrants are exercisable following twelve (12) months after the effective date of the registration statement relating to the IPO and expire five (5) years after such effective date. The Underwriters’ Warrants are non-transferable.

Warrants and warrants units

The following table summarizes the warrants and warrants units outstanding as of December 31, 2020:

Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH
August 2019 warrants (note 6b)	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants (note 6b)	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to bridge financing placement agent (note 6c)	December 9, 2019	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriters (note 10)	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters (note 10)	October 5, 2020	375,000	$8.80	October 5, 2025
IPO warrants (note 1d, note 6b)	September 3, 2020	2,812,170	$8.80	September 3, 2025

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant (refer to note 6b and note 6c).

Share-based compensation:

The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). Under the 2008 Plan, the Company may grant its officers, directors, employees and consultants, share options of the Company. Each share option granted is exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

Upon the adoption of the 2008 Plan, the Company reserved for issuance 167,869 ordinary shares and, on November 20, 2008, the Board of Directors increased the reserved amount for issuance by an additional 224,884 ordinary shares. So, the total ordinary shares reserve for issuance was 392,777. As of December 31, 2020, and 2019, 153,882 share options were outstanding and no share options were available for future grant under the 2008 Plan.

On July 2, 2019, the Board of Directors approved the adoption of the 2019 Share Option Plan (the “2019 Plan”). Under the 2019 Plan, the Company may grant its officers, directors, employees and consultants share options of the Company. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

Upon the adoption of the 2019 Plan, the Company reserved for issuance 219,456 ordinary shares. As of December 31, 2020, and 2019, 219,456 share options were outstanding, respectively.

On June 12, 2019, the Company issued 117,125 share options to its Chief Executive Officer (“CEO”). The CEO will be entitled to purchase 117,125 ordinary shares at an exercise price of $3.339. 37.5% of the share options vested on the grant date and the remainder vested monthly over a period of 8 months commencing June 2019. The total grant date fair value of share options granted was $63, which was recognized as share-based compensation expense over the vesting period. The Company recognized, $2 and $61 during the years ended December 31, 2020 and 2019, respectively, as share-based compensation expense which was included in general and administrative expenses.

The fair value of the Company’s share options granted to the CEO was estimated using the Black-Scholes option pricing model using the following assumptions (level 3 measurement):

June 12, 2019

Risk-free interest rate	2.13%
Expected volatility	82.29%
Dividend yield	0
Expected term	10
Exercise price	3.339

On September 5, 2019, the Company issued 51,166 fully vested share options to its Chief Operating Officer (“COO”) as a replacement award for existing, fully-vested share options that were cancelled. The Company accounted for this transaction as a modification of the terms of the original award. The incremental share-based compensation expense recognized as a result of the transaction was approximately $2. The COO will be entitled to purchase 51,166 ordinary shares at an exercise price of $0.24.

In addition, also on September 5, 2019, the Company issued 51,166 share options to the COO. The COO will be entitled to purchase 51,166 ordinary shares at an exercise price of $3.339. 12.5% of the share options vest quarterly over a period of 8 quarters commencing September 2019.The total grant date fair value of the share options granted to the COO was $34, which will be recorded over the vesting period.

The Company recognized $18 and $14 during the years ended December 31, 2020 and 2019, respectively, as share-based compensation expense which was included in general and administrative expenses, and $18 and $14 during the years ended December 31, 2020 and 2019, respectively, as share-based compensation expense which was included in research and development expenses.

The fair value of the Company’s share options granted to the COO was estimated using the Black-Scholes option pricing model using the following assumptions (level 3 measurement):

September 5, 2019

Risk-free interest rate	1.43% - 1.49%
Expected volatility	82.82%–85.56%
Dividend yield	0
Expected term	5.75
Exercise price	$0.24 – $3.339

Share options outstanding and exercisable to employees and directors under the 2008 Plan during the years ended December 31, 2020, 2019 and 2018 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2018	153,882	$0.24	5.25

Options outstanding as of December 31, 2019	153,882	$0.24	4.25

Options outstanding as of December 31, 2020	153,882	$0.24	3.25

Options exercisable as of December 31, 2020 and 2019	153,882	$0.24	3.25

The intrinsic value of share options outstanding and exercisable as of December 31, 2020, 2019 and 2018 was $651, $275 and $0, respectively.

Share options outstanding and exercisable to employees and directors under the 2019 Plan during the years ended December 31, 2020 and 2019, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	219,456	$2.62	9.56

Options outstanding as of December 31, 2020	219,456	$2.62	8.56

Options exercisable as of December 31, 2020	200,269	$2.55	8.55

The intrinsic value of share options outstanding as of December 31, 2020 and 2019 was $407 and $91, respectively. The intrinsic value of share options exercisable as of December 31, 2020 and 2019 was $385 and $91, respectively